Retirement Plans - Net benefit cost (Details) (Defined benefit plan, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Defined benefit plan
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 1,491	[1]	$ 1,291	[1]	$ 919
Interest cost	3,589		3,557		3,337
Expected return on plan assets	(3,096)		(3,028)		(1,558)
Amortization of net actuarial loss	1,440		915		373
Transfer from AOCI	0		3,363		0
Net benefit cost	$ 3,424		$ 6,098		$ 3,071

[1]	Service costs include cost of living adjustments on curtailed plans.